Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

The Company has evaluated subsequent events through November 12, 2013, the date the financial statements were available to be issued.

In October 2013, the Company signed a new lease for office space in McLean, VA that will replace the existing lease for the Company’s corporate headquarters when it expires in 2014. The new lease is for a fixed 11-year term with options for two additional renewal terms of five years each. The new lease will cover approximately 129,000 square feet of office space and will include tenant improvements of $7.2 million. The Company expects to occupy the new office space during the third quarter of 2014 with contractual base rent payments of $40.7 million beginning in August 2014.

14. Subsequent Events

In April 2013, the Company signed two new office leases in India that will replace the existing leases when they expire. The Company will take possession of the new office space on July 1, 2013 and the leases are for a term of three years. The first lease is for 43,463 square feet of office space and the other includes 22,237 additional square feet of office space. Base rent payments for the new leases will begin in January 2014 and April 2014, respectively.

The Company has evaluated subsequent events through April 29, 2013, the date the financial statements were available to be issued.

The Company’s board of directors and stockholders authorized a reverse stock split of its outstanding common stock and Series A preferred stock at a ratio of 1-for-4. On August 5, 2013, the reverse stock split was effected such that, (i) each 4 shares of then-outstanding common stock was reduced to one share of common stock; (ii) the number of shares of common stock into which each then-outstanding share of our Series A Convertible Preferred Stock and our then-outstanding warrants or options to purchase common stock is exercisable was proportionately reduced; and (iii) the exercise price of each then-outstanding warrant or option to purchase common stock was proportionately increased. The accompanying consolidated financial statements give retroactive effect as though the 1-for-4 reverse stock split of the Company’s common and preferred stock occurred for all periods presented, without any change in the par value per share and in the authorized number of common and preferred shares. Fractional shares resulting from the reverse stock split have been rounded up to the next whole share.